VOYA FUNDS TRUST
Voya Strategic Income Opportunities Fund
(the "Fund")
Supplement dated January 13, 2023
to the Fund's Class A, Class C, Class I, Class R, Class R6, Class T and Class W Shares'
Prospectus, dated July 31, 2022
(the "Prospectus")
Effective immediately, the Prospectus is revised as follows:
1.The sub-section of the Prospectus entitled "Fees and Expenses of the Fund – Annual Fund Operating Expenses" in the Fund's Summary Section is deleted in its entirety and replaced with the following:
Annual Fund Operating Expenses2
Expenses you pay each year as a % of the value of your investment
Class		A	C	I	R	R6	T	W
Management Fees	%	0.50	0.50	0.50	0.50	0.50	0.50	0.50
Distribution and/or Shareholder Services	%	0.25	1.00	None	0.50	None	0.25	None
(12b-1) Fees
Other Expenses	%	0.12	0.12	0.12	0.12	0.04	0.12	0.12
Total Annual Fund Operating Expenses	%	0.87	1.62	0.62	1.12	0.54	0.87	0.62
Waivers and Reimbursements3%		None	None	None	None	None	None	None
Total Annual Fund Operating Expenses After	%	0.87	1.62	0.62	1.12	0.54	0.87	0.62
Waivers and Reimbursements
1A contingent deferred sales charge of 1.00% is assessed on certain redemptions of Class A shares made within 12 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $500,000 or more.
2Expense information has been restated to reflect current contractual rates.
3Voya Investments, LLC (the "Investment Adviser") is contractually obligated to limit expenses to 1.15%, 1.90%, 0.72%, 1.40%, 0.60%, 1.15%, and 0.90% for Class A, Class C, Class I, Class R, Class R6, Class T, and Class W shares, respectively, through August 1, 2023. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and acquired fund fees and expenses. Termination or modification of this obligation requires approval by the Fund's board.
2.The table in the sub-section of the Prospectus entitled "Fees and Expenses of the Fund – Expense Example" in the Fund's Summary Section is deleted in its entirety and replaced with the following:
Class	Share Status	1 Yr	3 Yrs	5 Yrs	10 Yrs
A	Sold or Held	$337	521	720	1,296
C	Sold	$265	511	881	1,922
	Held	$165	511	881	1,922
I	Sold or Held	$63	199	346	774
R	Sold or Held	$114	356	617	1,363
R6	Sold or Held	$55	173	302	677
T	Sold or Held	$337	521	720	1,296
W	Sold or Held	$63	199	346	774
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE